Income Taxes (Details)	6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Income Taxes [Abstract]
Percentage of statutory income tax	34.60%	34.60%
Percentage of applicable consumption tax rate	10.00%
Percentage of consumption tax rate new Japanese tax law	8.00%